Condensed Statements of Operation (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Research and development expenses, net	$ 1,454	$ 1,974	$ 3,449	$ 3,137
Marketing, general and administrative	1,141	1,289	2,332	2,741
Total operating loss	2,595	3,263	5,781	5,878
Financial loss (income), net	1,167	(280)	1,496	(420)
Net loss	$ 3,762	$ 2,983	$ 7,277	$ 5,458
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (0.003)	$ (0.004)	$ (0.006)	$ (0.01)
Basic and diluted net loss per share
Weighted average number of shares used for computing basic net loss per share (in Shares)	1,351,850,046	746,898,671	1,322,019,241	745,817,220